SECURITIES ACT FILE NO. 333-08653

INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

(Check appropriate box or boxes)

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1999 Avenue of the Stars

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

1999 Avenue of the Stars, 27th Floor

Los Angeles, California 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on July 29, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 45 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey, on the 10th day of August, 2016.

SEASONS SERIES TRUST

By:	/s/ JOHN T. GENOY
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ JOHN T. GENOY	President (Principal Executive Officer)	August 10, 2016
John T. Genoy

	/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	August 10, 2016
Gregory R. Kingston

	*	Trustee and Chairman	August 10, 2016
Bruce G. Wilson

	*	Trustee	August 10, 2016
Garrett F. Bouton

	*	Trustee	August 10, 2016
Carl D. Covitz

	*	Trustee	August 10, 2016
Peter A. Harbeck

	*	Trustee	August 10, 2016
Jane Jelenko

	*	Trustee	August 10, 2016
Gilbert T. Ray

	*	Trustee	August 10, 2016
Allan L. Sher

* By:	/s/ LOUIS O. DUCOTE
Louis O. Ducote
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase